Profit before tax - Schedule of expenses (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Comprehensive income, continuing and discontinued operations [abstract]
Auditor's remuneration	$ 135,000	$ 80,000
Depreciation of property, plant and equipment	1,198,520	1,671,269
Depreciation of right-of-use assets	1,215,689	2,416,122
Amortization of intangible assets	45,000	45,000
Directors' emoluments	0	0
Staff costs	$ 8,089,263	$ 4,996,740